DERIVATIVES (Tables)	12 Months Ended
Dec. 31, 2014
Derivatives Tables [Abstract]
Derivatives

Derivative Assets(1)
	2013		2014
	Contract/		Contract/
	Notional	Fair	Notional	Fair
	amount	Value	amount	Value
	(EUR in millions)		(EUR in millions)
Cross currency interest rate swaps	8,432	1,092	8,794	1,180
Financial futures	864	1	395	3
Foreign exchange swaps	1,085	13	3,980	54
Forward rate agreements	4	3	148	4
Interest rate swaps	20,686	2,351	19,975	4,481
Options	6,105	128	6,216	174
Outright foreign exchange forwards	765	39	1,103	25
Other	3,703	44	3,158	22
Total	41,644	3,671	43,769	5,943

Derivative Liabilities(1)
	2013		2014
	Contract/		Contract/
	Notional	Fair	Notional	Fair
	amount	Value	amount	Value
	(EUR in millions)		(EUR in millions)
Cross currency interest rate swaps	4,561	319	7,437	585
Financial futures	185	4	992	1
Foreign exchange swaps	3,783	108	3,258	53
Forward rate agreements	35	-	80	-
Interest rate swaps	21,719	2,473	22,069	5,375
Options	2,342	88	4,364	219
Outright foreign exchange forwards	667	37	1,426	26
Credit Derivatives	322	3	322	4
Total	33,614	3,032	39,948	6,263

(1) Includes both long and short derivative positions.
Credit derivative liabilities at December 31, 2013 and December 31, 2014 relate to a guarantee for the non-payment risk of the Hellenic Republic.

Gains and losses on derivative instruments
Gains and losses on derivative instruments are presented within Net trading gain / (loss) in the Statement of Income and Comprehensive Income and for the year ended December 31, 2012, 2013 and 2014 and are analyzed as follows:
	2012	2013	2014
	Net gain/(losses)	Net gain/(losses)	Net gain/(losses)

	(EUR in millions)
Interest rate swaps and cross currency interest rate swaps	(945)	697	(1,573)
Financial futures	(76)	(9)	(38)
Foreign exchange swaps	(42)	(34)	205
Forward rate agreements	(3)	(1)	-
Options	(6)	68	(33)
Outright foreign exchange forwards	(68)	(71)	126
Credit Derivatives	(26)	24	(2)
Other	25	(30)	(8)
Total	(1,141)	644	(1,323)